Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — June 30, 2024 (Unaudited)

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 5.33%
Federal Home Loan Mortgage Corporation – 2.08%
Pool G1-8578 3.000%, 12/1/2030	$494,649	$ 470,862
Pool SD-2873 3.000%, 1/1/2052	2,318,800	1,997,177
Pool SD-8001 3.500%, 7/1/2049	632,036	565,463
Pool SD-8003 4.000%, 7/1/2049	316,590	293,266
		3,326,768
Federal National Mortgage Association – 3.25%
Pool AL9865 3.000%, 2/1/2047	534,066	466,052
Pool AS6201 3.500%, 11/1/2045	222,253	201,449
Pool BN6683 3.500%, 6/1/2049	532,256	477,130
Pool CA0483 3.500%, 10/1/2047	3,054,309	2,760,209
Pool CA1624 3.000%, 4/1/2033	776,145	731,375
Pool MA3687 4.000%, 6/1/2049	618,343	572,787
		5,209,002
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $8,661,233)		$8,535,770
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 5.888%, 10/25/2036(a)	$ 899	$ 783
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $893)		$783
US GOVERNMENTS – 30.86%
Sovereign Government – 30.86%
United States Treasury Bond
4.750%, 2/15/2037	$14,375,000	$ 14,919,678
3.500%, 2/15/2039	10,500,000	9,447,949
3.750%, 11/15/2043	9,000,000	7,954,453
3.000%, 5/15/2047	15,750,000	12,047,520
		44,369,600
United States Treasury Note 1.625%, 5/15/2031	6,000,000	5,035,781
TOTAL US GOVERNMENTS (Cost $53,768,181)		$49,405,381
CORPORATE BONDS – 51.86%
Asset Management – 2.51%
Charles Schwab Corp. 5.375% (U.S. Treasury Yield Curve Rate CMT 5Y + 4.971%), (b)	$4,070,000	$ 4,024,314
The accompanying notes to financial statements are an integral part of this Schedule of Investments.
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Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — June 30, 2024 (Unaudited) (continued)

	Principal Amount	Value
Automotive – 2.65%
Ford Motor Credit Co. LLC
3.375%, 11/13/2025	$1,625,000	$ 1,572,683
2.700%, 8/10/2026	2,845,000	2,672,205
		4,244,888
Banking – 11.50%
Bank of America Corp. 4.450%, 3/3/2026	6,120,000	6,018,307
Citigroup, Inc. 4.400%, 6/10/2025	5,385,000	5,311,447
USB Capital IX 6.610% (CME Term SOFR 3M + 1.282%, minimum of 6.596%), Perpetual, 8/1/2024(c)	8,525,000	7,082,595
		18,412,349
Cable & Satellite – 0.19%
Charter Communications Operating LLC 4.908%, 7/23/2025	306,000	303,028
Commercial Support Services – 5.25%
Prime Security Services Borrower LLC
5.750%, 4/15/2026(d)	4,870,000	4,832,998
6.250%, 1/15/2028(d)	3,635,000	3,582,012
		8,415,010
Containers & Packaging – 1.17%
Sealed Air Corp. 4.000%, 12/1/2027(d)	1,990,000	1,870,257
Electric Utilities – 1.52%
American Transmission Systems, Inc. 2.650%, 1/15/2032(d)	2,930,000	2,437,358
Entertainment Content – 4.71%
Netflix, Inc. 4.375%, 11/15/2026	4,840,000	4,752,450
Univision Communications, Inc. 8.000%, 8/15/2028(d)	2,855,000	2,784,276
		7,536,726
Food – 2.18%
Pilgrim's Pride Corp. 4.250%, 4/15/2031	3,845,000	3,499,466
Home Construction – 1.06%
Toll Brothers Finance Corp. 4.875%, 11/15/2025	1,710,000	1,690,623
Household Products – 2.18%
Coty, Inc. 5.000%, 4/15/2026(d)	3,534,000	3,487,353
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — June 30, 2024 (Unaudited) (continued)

	Principal Amount	Value
Institutional Financial Services – 1.71%
Goldman Sachs Group, Inc. 3.800% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.969%), (b)	$2,900,000	$ 2,733,200
Internet Media & Services – 1.46%
Expedia Group, Inc.
3.800%, 2/15/2028	810,000	770,921
3.250%, 2/15/2030	1,732,000	1,561,193
		2,332,114
Leisure Facilities & Services – 2.94%
Travel + Leisure Co. 6.625%, 7/31/2026(d)	4,675,000	4,710,324
Oil & Gas Producers – 4.17%
Hess Midstream Operations LP 4.250%, 2/15/2030(d)	1,940,000	1,780,745
Range Resources Corp. 4.875%, 5/15/2025	4,925,000	4,894,687
		6,675,432
REIT – 1.77%
Iron Mountain, Inc. 4.875%, 9/15/2027(d)	2,925,000	2,836,348
Software – 3.08%
VMware LLC
4.500%, 5/15/2025	930,000	920,970
3.900%, 8/21/2027	4,176,000	4,006,671
		4,927,641
Telecommunications – 1.81%
Sprint Spectrum Co. LLC 5.152%, 3/20/2028(d)	1,491,000	1,483,871
T-Mobile USA, Inc. 4.750%, 2/1/2028	1,435,000	1,413,091
		2,896,962
TOTAL CORPORATE BONDS (Cost $85,315,905)		$83,033,393
FOREIGN ISSUER BONDS – 6.20%
Chemicals – 1.96%
Methanex Corp.
5.125%, 10/15/2027	$1,249,000	$ 1,204,757
5.250%, 12/15/2029	2,005,000	1,934,478
		3,139,235
Oil, Gas Services & Equipment – 0.96%
Transocean, Inc. 8.750%, 2/15/2030(d)	1,462,500	1,535,446
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — June 30, 2024 (Unaudited) (continued)

	Principal Amount	Value
Telecommunications – 3.28%
SoftBank Group Corp. 4.750%, 9/19/2024	$980,000	$ 978,569
Telecom Italia Capital SA
6.375%, 11/15/2033	633,000	592,045
6.375%, 11/15/2033(d)	3,767,000	3,685,106
		5,255,720
TOTAL FOREIGN ISSUER BONDS (Cost $10,384,508)		$9,930,401
ASSET BACKED SECURITIES – 1.98%
Specialty Finance – 1.98%
SLM Private Credit Student Loan Trust Series 2004-B, 6.031%, (CME Term SOFR 3M + 0.692%), 9/15/2033(c)	$1,118,732	$ 1,104,188
SLM Private Credit Student Loan Trust Series 2005-A, 5.911%, (CME Term SOFR 3M + 0.572%), 12/15/2038(c)	781,360	769,256
SLM Private Credit Student Loan Trust Series 2006-A, 5.891%, (CME Term SOFR 3M + 0.552%), 6/15/2039(c)	1,341,687	1,301,989
TOTAL ASSET BACKED SECURITIES (Cost $3,054,413)		$3,175,433

	Shares	Value
SHORT-TERM INVESTMENTS – 9.63%
Money Market Funds – 9.63%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.15%(e)	15,417,591	$ 15,417,591
TOTAL SHORT-TERM INVESTMENTS (Cost $15,417,591)		$15,417,591
Total Investments (Cost $176,602,724) – 105.86%		$169,498,752
Liabilities in Excess of Other Assets – (5.86)%		(9,387,975)
Total Net Assets – 100.00%		$160,110,777

Percentages are stated as a percent of net assets.

SOFR Secured Overnight Financing Rate
LP Limited Partnership
REIT Real Estate Investment Trust

(a)	Variable rate security. The coupon is based on an underlying pool of loans.
(b)	Security issued at a fixed rate for a specified period of time, after which it will convert to a variable rate.
(c)	Variable rate security. The coupon is based on a reference index and spread index.
(d)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $35,026,093 which represented 21.88% of the net assets of the Fund.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — June 30, 2024 (Unaudited) (continued)

(e)	The rate shown is the annualized seven day yield as of June 30, 2024.
The industry classifications represented in the Schedule of Investments are in accordance with Bloomberg Industry Classification Standards (BICS) or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.
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